EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
As of December 31, the Company had the following participation in investments that are recorded using the equity method:

(% of ownership)	2021	2020
TFG Marine Pte Ltd ("TFG Marine")	10.00%	10.00%
SwissMarine Pte. Ltd. ("SwissMarine")	17.50%	17.50%
United Freight Carriers LLC. ("UFC")	50.00%	50.00%
Seateam Management Pte. Ltd. ("Seateam")	—%	—%
Capesize Chartering Ltd. ("CCL")*	25.00%	25.00%

*Following the termination of the pool agreement, in February 2022 our 25% share in CCL was sold for $17.5 thousands.

Movements in equity method investments for the years ended December 31, 2021 and 2020 are summarized as follows:

(in thousands of $)	Swiss Marine	UFC	SeaTeam	TFG Marine	Other	Total
Balance as of December 31, 2019	19,557	1,027	899	—	—	21,483
Distributions received from associated companies	—	(450)	—	—	—	(450)
Disposals of equity method investments	—	—	(999)	—	—	(999)
Loss on disposal of equity method investments	(32)	—	—	—	—	(32)
Equity contribution	—	—	—	75	—	75
Share of income / (loss)	(4,154)	(32)	100	408	—	(3,678)
Balance as of December 31, 2020	15,371	545	—	483	—	16,399
Share of income / (loss)	24,351	1,073	—	(483)	(459)	24,482
Balance as of December 31, 2021	39,722	1,618	—	—	(459)	40,881
Asset	39,722	1,618	—	—	3	41,343
Liability	—	—	—	—	(462)	(462)